Segment Information	12 Months Ended
Dec. 31, 2024
Schedule of Operating Segment [Abstract]
SEGMENT INFORMATION

NOTE 18 — SEGMENT INFORMATION

The Company conducts business as a single operating segment for indoor agriculture technology that provides products to indoor growers which is based upon the Company’s organizational and management structure, as well as information used by the Chief Executive Officer (“CODM”) to allocate resources and other factors. The accounting policies of the segment are the same as those described in Note 3.

The key measure of segment profitability that the CODM uses to allocate resources and assess performance is segment profit or loss, as reported on the statements of operations. The following table presents the significant revenue and expense categories of the Company’s single operating segment:

	Year Ended December 31,
	2024	2023

Revenues	$9,261,583	$8,932,751
Less:
Cost of revenues	12,066,778	9,881,622
Operating expenses:
Salary and benefits expenses	1,883,893	1,388,987
Professional fees	2,320,041	861,056
Stock-based compensation	1,413,458	-
Other selling, general and administrative	1,516,728	908,952
Provision for credit losses	408,569	907,021
Goodwill impairment loss	-	1,023,533
Other expenses (income):
Interest expense, net	2,301,600	847,191
Non cash finance expense	1,000,000	-
Loss on loan extinguishment	8,417	233,450
Income taxes	5,100	218,358
Other segment (income) expense	(9,661)	752
Net loss	$(13,653,340)	$(7,338,171)